Secured Term Loan Facilities and Revolving Credit Facilities - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Liabilities
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	$ 139,987	$ 168,066
Line of Credit
Current Liabilities
Current portion of secured term loan facilities and revolving credit facilities	141,768	170,164
Less: current portion of deferred financing costs	(1,781)	(2,098)
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	139,987	168,066
Non-Current Liabilities
Secured term loan facilities and revolving credit facilities net of current portion	645,186	597,721
Less: non-current portion of deferred financing costs	(3,245)	(3,761)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$ 641,941	$ 593,960